Sublease Agreement and Lease Exit Liability - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2007	Dec. 31, 2012	Dec. 31, 2011	Jan. 31, 2012 Mendel [Member] sqft	Apr. 30, 2009 Mendel [Member] sqft	Jul. 18, 2007 Mendel [Member] sqft	Jul. 18, 2007 3929 Point Eden Way, Hayward, CA [Member] sqft
Operating Leased Assets [Line Items]
Number of square feet					3,300	1,550	48,000	72,000
Lease agreement initiation date	Jul. 18, 2007
Impairment expense related to the sublease		$ 2,100,000
Lease exit current liability	168,000		144,000
Lease exit liability	297,000		465,000
Lease exit non-current liability	$ 465,000		$ 609,000	$ 729,000